SCOPE OF CONSOLIDATION - Summary of Joint Ventures (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 18, 2021	Apr. 14, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Current assets			$ 37,118	$ 34,939
of which cash, cash equivalents and restricted cash			9,300	4,215	$ 5,600	$ 4,867
Non-current assets			57,429	55,573
Current liabilities			22,398	24,167
Non-current liabilities			16,559	15,001
Non-controlling interests			2,438	2,238
Carrying amount in the statements of financial position			6,372	6,087
Revenue			79,844	76,571	53,270
Depreciation and amortization			(2,580)	(2,523)	(2,960)
Interest income			188	79	56
Interest expense			(401)	(357)	(477)
Income tax benefit (expense)			(1,717)	(2,460)	(1,666)
Income (loss) from continuing operations			9,538	15,565	(578)
Other comprehensive income (loss)			(1,835)	2,326	(826)
Total comprehensive income (loss)			7,703	17,891	(1,404)
Deferred tax liabilities			2,666	2,369
Joint ventures
Disclosure of joint ventures [line items]
Current assets			10,339	13,718	5,701
of which cash, cash equivalents and restricted cash			1,551	1,994	1,392
Non-current assets			16,797	12,963	8,502
Current liabilities			7,317	7,337	2,436
of which trade and other payables and provisions			4,990	4,965	1,297
Non-current liabilities			8,764	8,798	6,642
of which trade and other payables and provisions			845	1,786	140
Non-controlling interests			3
Total net assets			11,052	10,546	5,125
Company's share of net assets			6,164	5,872	2,865
Adjustments for differences in accounting policies and other			208	215	141
Carrying amount in the statements of financial position			6,372	6,087	3,006
Revenue			22,142	19,623	9,161
Depreciation and amortization			(747)	(696)	(545)
Interest income			77	57	45
Interest expense			(318)	(237)	(204)
Income tax benefit (expense)			(361)	59	293
Income (loss) from continuing operations			956	2,823	564
Other comprehensive income (loss)			(41)	844	(96)
Total comprehensive income (loss)			915	3,667	468
Cash dividends received by the Company			$ 130	$ 73	$ 67
AMNS India
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)			60.00%	60.00%	60.00%
Current assets			$ 3,494	$ 5,536	$ 3,528
of which cash, cash equivalents and restricted cash			800	1,285	1,137
Non-current assets			9,680	6,260	5,745
Current liabilities			1,809	764	657
of which trade and other payables and provisions			1,567	620	524
Non-current liabilities			5,928	5,770	5,604
of which trade and other payables and provisions			602	331	67
Non-controlling interests			3
Total net assets			5,434	5,262	3,012
Company's share of net assets			3,260	3,157	1,807
Adjustments for differences in accounting policies and other			144	148	149
Carrying amount in the statements of financial position			3,404	3,305	1,956
Revenue			7,287	7,226	3,992
Depreciation and amortization			(350)	(378)	(371)
Interest income			70	53	43
Interest expense			(162)	(139)	(135)
Income tax benefit (expense)			(273)	(71)	318
Income (loss) from continuing operations			323	1,436	472
Other comprehensive income (loss)			(139)	818	(98)
Total comprehensive income (loss)			184	2,254	374
Cash dividends received by the Company			$ 0	$ 0	$ 0
Proportion of voting rights held in joint venture (in percent)					60.00%
Acciaierie d'Italia Holding [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)		62.00%	62.00%	62.00%
Current assets			$ 2,558	$ 3,643
of which cash, cash equivalents and restricted cash			179	92
Non-current assets			2,765	2,669
Current liabilities			2,754	3,313
of which trade and other payables and provisions			1,844	2,840
Non-current liabilities			908	1,365
of which trade and other payables and provisions			153	1,342
Non-controlling interests			0
Total net assets			1,661	1,634
Company's share of net assets			1,030	1,013
Adjustments for differences in accounting policies and other			146	146
Carrying amount in the statements of financial position			1,176	1,159
Revenue			4,525	3,291
Depreciation and amortization			(157)	(119)
Interest income			0	0
Interest expense			(34)	(12)
Income tax benefit (expense)			25	211
Income (loss) from continuing operations			106	393
Other comprehensive income (loss)			0	0
Total comprehensive income (loss)			106	393
Cash dividends received by the Company			$ 0	$ 0
Calvert
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)			50.00%	50.00%	50.00%
Current assets			$ 2,019	$ 2,334	$ 1,236
of which cash, cash equivalents and restricted cash			216	256	53
Non-current assets			1,764	1,418	1,261
Current liabilities			968	1,162	805
of which trade and other payables and provisions			203	202	138
Non-current liabilities			975	790	662
of which trade and other payables and provisions			0	0	0
Non-controlling interests			0
Total net assets			1,840	1,800	1,030
Company's share of net assets			920	900	515
Adjustments for differences in accounting policies and other			(36)	(34)	24
Carrying amount in the statements of financial position			884	866	539
Revenue			4,969	4,808	2,693
Depreciation and amortization			(67)	(65)	(61)
Interest income			0	0	0
Interest expense			(36)	(28)	(33)
Income tax benefit (expense)			0	0	0
Income (loss) from continuing operations			102	861	9
Other comprehensive income (loss)			71	9	0
Total comprehensive income (loss)			173	870	9
Cash dividends received by the Company			$ 65	$ 50	$ 58
Proportion of voting rights held in joint venture (in percent)					50.00%
VAMA
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)			50.00%	50.00%	50.00%
Current assets			$ 534	$ 293	$ 252
of which cash, cash equivalents and restricted cash			159	56	77
Non-current assets			761	679	669
Current liabilities			533	466	511
of which trade and other payables and provisions			388	272	232
Non-current liabilities			61	8	23
of which trade and other payables and provisions			0	0	0
Non-controlling interests			0
Total net assets			701	498	387
Company's share of net assets			351	249	194
Adjustments for differences in accounting policies and other			0	0	0
Carrying amount in the statements of financial position			351	249	194
Revenue			1,495	1,452	1,001
Depreciation and amortization			(32)	(34)	(41)
Interest income			2	3	1
Interest expense			(5)	(7)	(16)
Income tax benefit (expense)			(37)	(12)	(6)
Income (loss) from continuing operations			249	95	47
Other comprehensive income (loss)			0	0	0
Total comprehensive income (loss)			249	95	47
Cash dividends received by the Company			$ 0	$ 0	$ 0
Proportion of voting rights held in joint venture (in percent)					50.00%
Tameh
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)			50.00%	50.00%	50.00%
Current assets			$ 448	$ 356	$ 175
of which cash, cash equivalents and restricted cash			26	62	43
Non-current assets			436	497	570
Current liabilities			434	376	180
of which trade and other payables and provisions			390	330	132
Non-current liabilities			120	169	226
of which trade and other payables and provisions			27	24	26
Non-controlling interests			0
Total net assets			330	308	339
Company's share of net assets			165	154	170
Adjustments for differences in accounting policies and other			0	0	0
Carrying amount in the statements of financial position			165	154	170
Revenue			1,080	721	420
Depreciation and amortization			(45)	(34)	(48)
Interest income			3	0	0
Interest expense			(16)	(6)	(8)
Income tax benefit (expense)			(13)	(4)	(2)
Income (loss) from continuing operations			57	18	7
Other comprehensive income (loss)			6	8	6
Total comprehensive income (loss)			63	26	13
Cash dividends received by the Company			$ 13	$ 10	$ 0
Proportion of voting rights held in joint venture (in percent)					50.00%
Borçelik
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)			50.00%	50.00%	50.00%
Current assets			$ 624	$ 983	$ 510
of which cash, cash equivalents and restricted cash			70	155	82
Non-current assets			254	243	257
Current liabilities			390	723	283
of which trade and other payables and provisions			333	581	271
Non-current liabilities			34	56	127
of which trade and other payables and provisions			34	44	47
Non-controlling interests			0
Total net assets			454	447	357
Company's share of net assets			227	224	179
Adjustments for differences in accounting policies and other			(42)	(29)	(32)
Carrying amount in the statements of financial position			185	195	147
Revenue			1,868	1,791	1,055
Depreciation and amortization			(25)	(24)	(24)
Interest income			2	1	1
Interest expense			(22)	(18)	(12)
Income tax benefit (expense)			(55)	(65)	(17)
Income (loss) from continuing operations			90	105	29
Other comprehensive income (loss)			22	9	(4)
Total comprehensive income (loss)			112	114	25
Cash dividends received by the Company			$ 52	$ 13	$ 9
Proportion of ownership in joint venture, based on shares issued (in percent)			45.33%	45.33%	45.33%
Proportion of ownership in joint venture, based on outstanding shares (in percent)			50.00%	50.00%	50.00%
Proportion of voting rights held in joint venture (in percent)			48.01%	48.01%	48.01%
Deferred tax liabilities				$ 39	$ 39
Al Jubail
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)			33.34%	29.23%	40.80%
Current assets			$ 662	$ 573
of which cash, cash equivalents and restricted cash			101	88
Non-current assets			1,137	1,197
Current liabilities			429	533
of which trade and other payables and provisions			265	120
Non-current liabilities			738	640
of which trade and other payables and provisions			29	45
Non-controlling interests			0
Total net assets			632	597
Company's share of net assets			211	175
Adjustments for differences in accounting policies and other			(4)	(16)
Carrying amount in the statements of financial position			207	159
Revenue			918	334
Depreciation and amortization			(71)	(42)
Interest income			0	0
Interest expense			(43)	(27)
Income tax benefit (expense)			(8)	0
Income (loss) from continuing operations			29	(85)
Other comprehensive income (loss)			(1)	0
Total comprehensive income (loss)			28	(85)
Cash dividends received by the Company			$ 0	$ 0
Condesa Tubos, S.L. ("Condesa") [Member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)	33.00%